STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (FY) - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Common Class A [Member]	Common Class B [Member]	Total
Beginning balance, value at Feb. 28, 2021
Beginning balance (in shares) at Feb. 28, 2021
Subsequent accretion of Class A common stock subject to redemption to redemption amount as of June 30, 2022				(29,687)			(29,687)
Net income				7,116,141			7,116,141
Issuance of Class B common stock to Sponsor			24,497			$ 503	25,000
Issuance of Class B ordinary shares to Sponsor (in shares)						5,031,250
Excess of cash received over the fair value of the private placement warrants			392,500				392,500
Excess of fair value of Founder Shares sold over the purchase price			4,714,400				4,714,400
Excess of cash received over the fair value of the over-allotment private placement warrants			8,122				8,122
Forfeiture of Class B common stock			52			$ (52)
Forfeiture of Class B common stock (in shares)						(520,875)
Initial accretion of Class A common stock to redemption amount			(5,139,571)	(19,873,193)			(25,012,764)
Ending balance, value at Dec. 31, 2021		$ 451		(12,786,739)			(12,786,288)
Ending balance (in shares) at Dec. 31, 2021		4,510,375
Subsequent accretion of Class A common stock subject to redemption to redemption amount as of June 30, 2022				(71,491)			(71,491)
Net income				1,671,654			1,671,654
Ending balance, value at Mar. 31, 2022		$ 451		(11,186,576)			(11,186,125)
Ending balance (in shares) at Mar. 31, 2022		4,510,375
Beginning balance, value at Dec. 31, 2021		$ 451		(12,786,739)			(12,786,288)
Beginning balance (in shares) at Dec. 31, 2021		4,510,375
Net income							4,197,211
Ending balance, value at Jun. 30, 2022		$ 451		(8,891,617)			(8,891,166)
Ending balance (in shares) at Jun. 30, 2022		4,510,375
Beginning balance, value at Dec. 31, 2021		$ 451		(12,786,739)			(12,786,288)
Beginning balance (in shares) at Dec. 31, 2021		4,510,375
Subsequent accretion of Class A common stock subject to redemption to redemption amount as of June 30, 2022				(2,177,762)			(2,177,762)
Net income				7,712,607			7,712,607
Ending balance, value at Dec. 31, 2022		$ 451		(7,251,894)			(7,251,443)
Ending balance (in shares) at Dec. 31, 2022		4,510,375
Beginning balance, value at Mar. 31, 2022		$ 451		(11,186,576)			(11,186,125)
Beginning balance (in shares) at Mar. 31, 2022		4,510,375
Subsequent accretion of Class A common stock subject to redemption to redemption amount as of June 30, 2022				(230,598)			(230,598)
Net income				2,525,557			2,525,557
Ending balance, value at Jun. 30, 2022		$ 451		(8,891,617)			(8,891,166)
Ending balance (in shares) at Jun. 30, 2022		4,510,375
Beginning balance, value at Dec. 31, 2022		$ 451		(7,251,894)			(7,251,443)
Beginning balance (in shares) at Dec. 31, 2022		4,510,375
Subsequent accretion of Class A common stock subject to redemption to redemption amount as of June 30, 2022				(141,323)			(141,323)
Net income				9,167			9,167
Ending balance, value at Mar. 31, 2023		$ 451		(7,384,050)			(7,383,599)
Ending balance (in shares) at Mar. 31, 2023		4,510,375
Beginning balance, value at Dec. 31, 2022		$ 451		(7,251,894)			(7,251,443)
Beginning balance (in shares) at Dec. 31, 2022		4,510,375
Net income							208,852
Ending balance, value at Jun. 30, 2023		$ 451		(1,330,262)			(1,329,811)
Ending balance (in shares) at Jun. 30, 2023		4,510,375
Beginning balance, value at Mar. 31, 2023		$ 451		(7,384,050)			(7,383,599)
Beginning balance (in shares) at Mar. 31, 2023		4,510,375
Subsequent accretion of Class A common stock subject to redemption to redemption amount as of June 30, 2022				(160,482)			(160,482)
Net income				199,685			199,685
Ending balance, value at Jun. 30, 2023		$ 451		$ (1,330,262)			$ (1,329,811)
Ending balance (in shares) at Jun. 30, 2023		4,510,375